Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FDP Series, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017
Supplement [Text Block]	fdpsi2_SupplementTextBlock

FDP SERIES, INC.

FDP BlackRock Invesco Value Fund

(the “Fund”)

Supplement dated September 29, 2017 to the Summary Prospectus and

Prospectus of the Fund, each dated September 28, 2017

On September 12, 2017, the Board of Directors (the “Board”) of FDP Series, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “FDP BlackRock Equity Dividend Fund” and certain changes to the Fund’s investment objective, strategies and process. The Board also approved the termination of the Fund’s sub-advisory agreement with Invesco Advisers, Inc. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team. Fund management has also determined to contractually waive a portion of the investment management fee payable by the Fund to BlackRock Advisors, LLC, the Fund’s investment adviser. All of these changes are expected to become effective on or about November 28, 2017.

Effective on or about November 28, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

FDP BlackRock Invesco Value Fund is renamed FDP BlackRock Equity Dividend Fund. All references to “FDP BlackRock Invesco Value Fund” or the “Invesco Fund” in the Summary Prospectus and Prospectus are hereby replaced with “FDP BlackRock Equity Dividend Fund” or the “Equity Dividend Fund,” respectively.

Change in the Fund’s Investment Objective

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Invesco Value Fund — Investment Objective” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Investment Objective” are deleted in their entirety and replaced with the following:

Investment Objective

The investment objective of the FDP BlackRock Equity Dividend Fund (the “Equity Dividend Fund” or the “Fund”) is to seek long-term total return and current income.

Change to the Fund’s Fees

The chart and example in the section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Invesco Value Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.29%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.24%	2.01%	0.99%
Fee Waivers and/or Expense Reimbursements[3]	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.14%	1.91%	0.89%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive a portion of the management fee so that the annual management fee rate for the Fund is 0.60% of the average daily net assets of the Fund through September 30, 2019. BlackRock has also contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through September 30, 2019. Each contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of FDP Series, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$635	$888	$1,161	$1,938
Investor C Shares	$294	$621	$1,074	$2,330
Institutional Shares	$91	$305	$537	$1,204

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$194	$621	$1,074	$2,330

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Invesco Value Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview —Key Facts About FDP BlackRock Invesco Value Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends.

The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

The section of the Summary Prospectus entitled "Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" and the sections of the Prospectus entitled "Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" and "Details About the Funds — Investment Risks — Principal Risks of Investing in a Fund" are amended to delete the following risks: "Depositary Receipts Risk," "Investment Style Risk," "Mid Cap Securities Risk" and "Small Cap Securities Risk."

The section of the Summary Prospectus entitled "Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" and the section of the Prospectus entitled "Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" are amended to add the following risks:

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
FDP BlackRock Invesco Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdpsi2_SupplementTextBlock

FDP SERIES, INC.

FDP BlackRock Invesco Value Fund

(the “Fund”)

Supplement dated September 29, 2017 to the Summary Prospectus and

Prospectus of the Fund, each dated September 28, 2017

On September 12, 2017, the Board of Directors (the “Board”) of FDP Series, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “FDP BlackRock Equity Dividend Fund” and certain changes to the Fund’s investment objective, strategies and process. The Board also approved the termination of the Fund’s sub-advisory agreement with Invesco Advisers, Inc. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team. Fund management has also determined to contractually waive a portion of the investment management fee payable by the Fund to BlackRock Advisors, LLC, the Fund’s investment adviser. All of these changes are expected to become effective on or about November 28, 2017.

Effective on or about November 28, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

FDP BlackRock Invesco Value Fund is renamed FDP BlackRock Equity Dividend Fund. All references to “FDP BlackRock Invesco Value Fund” or the “Invesco Fund” in the Summary Prospectus and Prospectus are hereby replaced with “FDP BlackRock Equity Dividend Fund” or the “Equity Dividend Fund,” respectively.

Change in the Fund’s Investment Objective

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Invesco Value Fund — Investment Objective” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Investment Objective” are deleted in their entirety and replaced with the following:

Investment Objective

The investment objective of the FDP BlackRock Equity Dividend Fund (the “Equity Dividend Fund” or the “Fund”) is to seek long-term total return and current income.

Change to the Fund’s Fees

The chart and example in the section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Invesco Value Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.29%	0.31%	0.29%
Total Annual Fund Operating Expenses	1.24%	2.01%	0.99%
Fee Waivers and/or Expense Reimbursements[3]	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.14%	1.91%	0.89%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive a portion of the management fee so that the annual management fee rate for the Fund is 0.60% of the average daily net assets of the Fund through September 30, 2019. BlackRock has also contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through September 30, 2019. Each contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of FDP Series, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$635	$888	$1,161	$1,938
Investor C Shares	$294	$621	$1,074	$2,330
Institutional Shares	$91	$305	$537	$1,204

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$194	$621	$1,074	$2,330

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Invesco Value Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview —Key Facts About FDP BlackRock Invesco Value Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends.

The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

The section of the Summary Prospectus entitled "Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" and the sections of the Prospectus entitled "Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" and "Details About the Funds — Investment Risks — Principal Risks of Investing in a Fund" are amended to delete the following risks: "Depositary Receipts Risk," "Investment Style Risk," "Mid Cap Securities Risk" and "Small Cap Securities Risk."

The section of the Summary Prospectus entitled "Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" and the section of the Prospectus entitled "Fund Overview — Key Facts About FDP BlackRock Invesco Value Fund — Principal Risks of Investing in the Fund" are amended to add the following risks:

Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.